Interim Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) $ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 16,084	$ 20,814		$ 6,494
Cost of revenues		(10,259)	(13,276)		(4,866)
Gross profit		5,825	7,538		1,628
Operating expenses:
Selling and marketing expenses		(451)	(583)		(107)
General and administrative expenses		(2,610)	(3,377)		(1,943)
Total operating expenses		(3,061)	(3,960)		(2,050)
Income (loss) from operations		2,764	3,578		(422)
Other income (expense):
Other income		246	318		268
Interest expense		(88)	(114)		(238)
Other expense		(202)	(262)		(420)
Loss from cybersecurity incident		(780)	(1,009)
Total other income (expense)		(824)	(1,067)		(390)
Income (loss) before tax expense		1,940	2,511	$ 1,940	(812)
Income tax expense		(627)	(811)	$ (627)	(20)
Total other income (expense)		1,313	1,700		(832)
Other comprehensive income (loss)
Foreign currency translation (loss)/gain, net					45
Total comprehensive (loss) income		$ 1,313	$ 1,700		$ (787)
Net income (loss) per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ 0.25	$ 0.32		$ (0.15)
Diluted | (per share)	[1]	$ 0.25	$ 0.32		$ (0.15)
Weighted average number of ordinary shares used in computing net income (loss) per share
Basic	[1]	5,306,666	5,306,666	5,306,666	5,306,666
Diluted	[1]	5,306,666	5,306,666	5,306,666	5,306,666

[1]	Giving retroactive effect to the re-designation and reclassification of shares effected which are detailed in Note 13 to the unaudited interim condensed consolidated financial statements